Principal Accounting Policies - Schedule of Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Investment Holdings
Short-term investments	¥ 724,413	$ 105,030	¥ 615,901
Fair Value, Inputs, Level 1 [Member]
Investment Holdings
Long-term investments	889	129	988
Fair Value, Inputs, Level 2 [Member]
Investment Holdings
Short-term investments	¥ 659,336	$ 95,595	¥ 580,855